Financial Instruments - Disclosure of effect of changes in foreign exchange rates [text block] (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EUR | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ (26)	£ 35
EUR | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	26	(35)
USD | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	1,461	1,840
USD | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ (1,461)	£ (1,840)